TIP FUNDS

                       TURNER LARGE CAP GROWTH EQUITY FUND
                            TURNER GROWTH EQUITY FUND
                            TURNER MIDCAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                          TURNER MICRO CAP GROWTH FUND

                        Supplement dated August 27, 1999

                        To Prospectus dated July 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         Under the heading "Strategy" on pages 2, 4, 6, 8, and 10 of the prospectus, the last sentence of the first paragraph has been deleted and replaced with the following:

         Portfolio exposure is limited to a maximum percentage of the Fund's assets in any single issue. The Fund may hold up to 200% of the index weighting of the securities that comprise between 1% and 5% of the benchmark index, and up to 150% of the index weighting of the securities that comprise more than 5% of the benchmark index.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



TUR-A-026-04